Earnings per share - Schedule of Reconciliation of Numerator and Denominator Used in Basic and Diluted EPS Computations (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share Basic [Line Items]
Net earnings (loss)	$ 278,798	$ 175,237	$ (139,039)
Earnings (loss) attributable to common shareholders	207,569	110,761	(194,736)
Share-based compensation	0	0	0
2018 Warrants and New Warrants	0
Earnings (loss) attributable to common shareholders, diluted	$ 207,569	$ 110,761	$ (194,736)
Earnings (loss) attributable to common shareholders, shares	154,848,000	117,524,000	102,869,000
Share-based compensation, shares	91,000	81,400	0
2018 Warrants and New Warrants, shares	3,129,000
Earnings (loss) attributable to common shareholders, diluted shares	158,068,000	117,605,400	102,869,000
Earnings (loss) attributable to common shareholders, per share amount	$ 1.34	$ 0.94	$ (1.89)
Earnings (loss) attributable to common shareholders, per share diluted amount	$ 1.31	$ 0.94	$ (1.89)
Series C Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends			$ (14,420)
Series D Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	$ (14,610)	$ (9,925)	(9,900)
Series E Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	(11,170)	(11,100)	(11,077)
Series F Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	(8,289)	(9,730)	(6,055)
Series G Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	(15,992)	(15,990)	(7,404)
Series H Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	(17,768)	$ (17,731)	$ (6,841)
Series I Preferred Stock [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	$ (3,400)